KRAMER LEVIN NAFTALIS & FRANKEL LLP
Alexandra K. Alberstadt Special Counsel Phone 212-715-9151 Fax 212-715-8151 AAlberstadt@KRAMERLEVIN.com

December 30, 2015

Via EDGAR

Securities and Exchange Commission
 Washington, D.C. 20549

Re:	Guinness Atkinson Funds (“Registrant”), File No. 811-08360, 33-75340

Ladies and Gentlemen:

On behalf of the Registrant, we hereby provide you with our responses to the staff’s comments provided telephonically by Ashley Vroman-Lee on September 11, 2015 in connection with the Post-Effective Amendment No. 71 under the Securities Act of 1933, as amended, filed July 28, 2015 (accession number 0001398344-15-004735) relating to the Guinness Atkinson Dividend Builder Fund (“Dividend Builder”) and Guinness Atkinson Global Innovators Fund (“Global Innovators”).

The Registrant has determined not to offer the new Investor Class shares of the Dividend Builder Fund and the filing has been modified to reflect only the changes with respect to the new Institutional Class shares of the Global Innovators Fund.

1.	Include Tandy representations and confirm missing material will be provided.

Response:	We are authorized to convey to you that the Registrant understands the following:

1.	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;
2.	Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
3.	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

1177 Avenue of the Americas   New York NY 10036-2714   Phone 212.715.9100   Fax 212.715.8000
990 Marsh Road   Menlo Park CA 94025-1949   Phone 650.752.1700   Fax 650.752.1800
47 Avenue Hoche   75008 Paris France   Phone (33-1) 44 09 46 00   Fax (33-1) 44 09 46 01
www.kramerlevin.com

Securities and Exchange Commission
December 30, 2015

2.	For both Funds, with respect to the Risk/Return Summary: Fee Table, in accordance with Instruction 3(e) to Item 3, confirm that the adviser cannot seek recoupment of waived fees and describe who can terminate the arrangement.

Response:	The Funds have modified the disclosure in the Fee Table to state that the Adviser can seek recoupment of fees previously waived or expenses previously absorbed during the prior three fiscal years of the fund, so long as the recoupment is within the fee cap for the current year of the fund and the expense limitation that was in place at the time fees were waived or expenses were absorbed. The Adviser has added disclosure that the agreement may be terminated by the Board of the Funds at any time without penalty upon 60 days’ notice.

3.	For both Funds, please delete the cross reference to Fund Expenses and Financial Highlight in the Prospectus which precedes the Example.

Response:	The language has been deleted.

4.	For both Funds, with respect to the calculation of costs in the Example table, please confirm that only the 1 Year number reflects expense reimbursement.

Response:

5.	For both Funds, with respect to the Principal Investment Strategies disclosed in the Summary Prospectus, the Fund should disclose the method by which it determines whether a country is in an emerging market. One method could be to reference the inclusion of a country on a list created or provided by an independent third party such as an index provider.

Response:	Additional disclosure has been provided.

6.	For both Funds, with respect to the Principal Risks identified in the Summary Prospectus, please re-organize and implement additional headings, coordinated with the disclosure required by Item 9.

Response:

7.	With respect to the Global Innovators Fund, doesn’t “Global Innovator” indicate a type of security, for example, companies that have a global reputation for innovation such as Apple?

Response:	We believe that “global innovator” connotes a type of investment strategy and not a type of security. We do not believe that there is consensus in the financial services industry about securities of companies that are “global” and “innovative”. We have revised the Fund’s Principal Investment Strategies section of the Summary Prospectus to clarify that the Fund’s target investments are companies “positioned to grow from advances in technology, communications, globalism or innovative management.”

Securities and Exchange Commission
December 30, 2015

We note that there exist multiple indices which focus on innovation, each of which proscribes different characteristics to the concept of innovation and several of which focus on a company’s possession of intellectual property rights.  We believe that companies that are “global innovators” could be relatively young companies as well as companies with a longer history and existence, and that the scope of these companies is broader than the intellectual property rights they may use or control.  We do not believe that the securities markets generally have arrived at a consensus of whether or not a company is an “innovative” company, and we prefer to rely on the disclosure in our Summary Prospectus and Prospectus to describe the scope of the investment strategy applied by the Advisor to select investments for the Fund.

8.	With respect to both Funds, in accordance with Item 9, provide additional clarity on the principal risks by implementing headings and captions.

Response:	The disclosure has been revised.

9.	With respect to both Funds, in accordance with Item 9, set forth all risks in a single section.

Response:	The disclosure has been revised.

10.	With respect to both Funds, identify whether the portfolio managers are jointly and primarily responsible for each Fund’s investments.

Response:	We note that the Summary Prospectus states that Mr. Page and Dr. Mortimer are jointly and primarily responsible for the Fund’s investments.

11.	With respect to the Global Innovators Fund, clarify whether there is a fee cap or expense reimbursement applicable to these shares and conform disclosure in Fee Table.

Response:	We have modified the Fee Table to reflect that the Fund’s Institutional Shares are subject to an expense reimbursement agreement that will limit total expenses to 0.99%, subject to a three-year recoupment period. The footnote disclosure is as follows:

Securities and Exchange Commission
December 30, 2015

The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short position and extraordinary expenses) in order to limit the Total Annual Operating Expenses for Institutional Shares to 0.99% through June 30, 2018.  To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of waiver.  The expense limitation agreement may be terminated by the Board of the Funds at any time without penalty upon 60 days’ notice.

12.	With respect to the disclosure on page 44 of the SAI, concerning percentage holdings of Mr. Guinness of Asia Pacific Dividend Fund, any holdings of Trustees must be set forth based on actual knowledge.

Response:	We have modified the language relating to holdings of Trustees to reflect actual knowledge.

Respectfully submitted,
Alexandra K. Alberstadt

AKA:

cc:     James J. Atkinson